Financial instruments - additional disclosures (Details 10) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 EUR (€)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (63)	$ (44)
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets	During 2023, there were three individually immaterial transfers of equity securities from Level 3 to Level 1 for USD 63 million (2022: USD 44 million), due to the Initial Public Offering of the invested company or lift of certain restrictions.
Amount of change in OCI when most significant parameters for level 3 change more than 10%	$ 57
Amount of change in OCI when POS for level 3 change more than 10%	53
Fair value of other financial assets sold	279	4
Long-term financial debt with a carrying amount	$ 2,000	2,000	€ 1.8		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ (50)	91
Borrowings commercial paper maximum borrowing amount	$ 3,300	2,800
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000
Net loss/gain recorded on equity securities and fund investments at fair value through the consolidated income statement	145	39
Fair value of fund investments and equity securities	1,800	$ 1,600
Net investment hedge recognized in the consolidated income statement	8
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,100			¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	8.30%	13.20%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.50%	9.20%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.40%	6.80%